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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22037

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                         STONE HARBOR INVESTMENT FUNDS
              (exact name of registrant as specified in charter)

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                      31 West 52/nd/ Street, 16/th/ Floor
                              New York, NY 10019
                   (Address of principal executive offices)

                             Adam J. Shapiro, Esq.
                    c/o Stone Harbor Investment Partners LP
                      31 West 52/nd/ Street, 16/th/ Floor
                              New York, NY 10019
                    (Name and Address of agent for service)

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      Registrant's telephone number, including area code: (866) 699-8125

                        Date of Fiscal Year End: 05/31

               Date of Reporting Period: 07/01/2021 - 04/08/2022

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 81122037
Reporting Period: 07/01/2021 - 04/08/2022
Registrant Name: Stone Harbor Investment Funds









========== Registrant Name ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Harbor Investment Funds

By:  /s/ Peter J. Wilby
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Peter J. Wilby, President / Principal Executive Officer

Date: August 26, 2022